Separate Account (Summary of Balances and changes in Separate Account Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Line Items]
Balance as of beginning-of-year	$ 182,583
Balance as of end-of-period	143,536	$ 182,583
UL and Other [Member]
Separate Account, Liability [Line Items]
Balance as of beginning-of-year	24,785	20,952
Gross Deposit	1,900	1,786
Withdrawal	(454)	(441)
Policyholder assessments	(938)	(865)
Change in market performance	(4,371)	3,470
Net transfers from (to) general account	(2)	(117)
Balance as of end-of-period	20,920	24,785
Cash surrender value	18,666	22,614
Other Operations [Member]
Separate Account, Liability [Line Items]
Balance as of beginning-of-year	65
Balance as of end-of-period	47	65
Variable Annuities [Member]
Separate Account, Liability [Line Items]
Balance as of beginning-of-year	136,665	128,121
Gross Deposit	3,371	5,220
Withdrawal	(9,238)	(11,499)
Policyholder assessments	(2,603)	(2,836)
Change in market performance	(23,194)	16,990
Net transfers from (to) general account	572	669
Balance as of end-of-period	105,573	136,665
Cash surrender value	103,987	134,896
Retirement Plan Services Segment [Member]
Separate Account, Liability [Line Items]
Balance as of beginning-of-year	21,068	18,809
Gross Deposit	2,378	2,294
Withdrawal	(2,378)	(2,970)
Policyholder assessments	(164)	(185)
Change in market performance	(3,710)	3,245
Net transfers from (to) general account	(198)	(125)
Balance as of end-of-period	16,996	21,068
Cash surrender value	$ 16,982	$ 21,049